Lincoln Life & Annuity Company of New York:

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Supplement Dated May 1, 2011

To the Product Prospectuses for:

Lincoln SVUL

The information in this supplement updates and amends certain information contained in the last product prospectus you received.  Keep this supplement with your prospectus for reference.

Lincoln Life has made changes to the Sub-Accounts which purchase shares of the funds listed below.  Those funds are referred to as “underlying funds”.  Please refer to the prospectus for each underlying fund, which is included in Part 2, for comprehensive information on the underlying funds.

The following information amends the “Funds” section of your prospectus:

Delaware VIP® Trust, advised by Delaware Management Company.*

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.*

•                  LVIP Protected Profile 2010 Fund (Standard Class): Total return.
Name changed from LVIP Wilshire 2010 Profile Fund

•                  LVIP Protected Profile 2020 Fund (Standard Class): Total return.
Name changed from LVIP Wilshire 2020 Profile Fund.

•                  LVIP Protected Profile 2030 Fund (Standard Class): Total return.
Name changed from LVIP Wilshire 2030 Profile Fund.

•                  LVIP Protected Profile 2040 Fund (Standard Class): Total return.
Name changed from LVIP Wilshire 2040 Profile Fund.

•                  LVIP Conservative Profile Fund (Standard Class): Current income.
Name changed from LVIP Wilshire Conservative Profile Fund.

•                  LVIP Moderate Profile Fund (Standard Class): Growth and income.
Name changed from LVIP Wilshire Moderate Profile Fund.

•                  LVIP Moderately Aggressive Profile Fund (Standard Class): Growth and income.
Name changed from LVIP Wilshire Moderately Aggressive Profile Fund.

* Investments in Delaware Investments VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Delaware Investment Advisors, a series of Delaware Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested.  No Macquarie Group company guarantees or will guarantee the performance of the Series or Funds or accounts, the repayment of capital from the Series or Funds or account, or any particular rate of return.

Lincoln Life & Annuity Company of New York:

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Supplement Dated May 1, 2011

To the Product Prospectuses for:

Lincoln SVUL Elite Series

The information in this supplement updates and amends certain information contained in the last product prospectus you received.  Keep this supplement with your prospectus for reference.

Lincoln Life has made changes to the Sub-Accounts which purchase shares of the funds listed below.  Those funds are referred to as “underlying funds”.  Please refer to the prospectus for each underlying fund, which is included in Part 2, for comprehensive information on the underlying funds.

The following information amends the “Funds” section of your prospectus:

Delaware VIP® Trust, advised by Delaware Management Company.*

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.*

•                  LVIP Dimensional Non-U.S. Equity Fund (Standard Class): Capital appreciation.
New fund available on or about May 16, 2011. Consult your financial advisor.

•                  LVIP Dimensional U.S. Equity Fund (Standard Class): Capital appreciation.
New fund available on or about May 16, 2011. Consult your financial advisor.

•                  LVIP Total Bond Fund (Standard Class): Total return consistent with capital appreciation.
New fund available on or about May 16, 2011. Consult your financial advisor.

•                  LVIP Vanguard Domestic Equity ETF Fund (Standard Class): Capital appreciation.
New fund available on or about May 16, 2011. Consult your financial advisor.

•                  LVIP Vanguard International Equity ETF Fund (Standard Class): Capital appreciation.
New fund available on or about May 16, 2011. Consult your financial advisor.

•                  LVIP Protected Profile 2010 Fund (Standard Class): Total return.
Name changed from LVIP Wilshire 2010 Profile Fund

•                  LVIP Protected Profile 2020 Fund (Standard Class): Total return.
Name changed from LVIP Wilshire 2020 Profile Fund.

•                  LVIP Protected Profile 2030 Fund (Standard Class): Total return.
Name changed from LVIP Wilshire 2030 Profile Fund.

•                  LVIP Protected Profile 2040 Fund (Standard Class): Total return.
Name changed from LVIP Wilshire 2040 Profile Fund.

•                  LVIP Conservative Profile Fund (Standard Class): Current income.
Name changed from LVIP Wilshire Conservative Profile Fund.

•                  LVIP Moderate Profile Fund (Standard Class): Growth and income.
Name changed from LVIP Wilshire Moderate Profile Fund.

•                  LVIP Moderately Aggressive Profile Fund (Standard Class): Growth and income.
Name changed from LVIP Wilshire Moderately Aggressive Profile Fund.

* Investments in Delaware Investments VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Delaware Investment Advisors, a series of Delaware Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested.  No Macquarie Group company guarantees or will guarantee the performance of the Series or Funds or accounts, the repayment of capital from the Series or Funds or account, or any particular rate of return.

Fund Expenses:  The following information is added to the “Portfolio Expense Table” in your product prospectus.

Fund	Management Fees	12(b)1 Fee	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses Without waivers or reductions	Total waivers and reductions	Total Fund operating expenses with waivers and reductions
LVIP Dimensional Non-U.S. Equity Fund (Standard Class)(1)	0.25%	0.00%	0.55%	0.48%	1.28%	(0.50)%	0.78%
LVIP Dimensional U.S. Equity Fund (Standard Class)(1)	0.25%	0.00%	0.55%	0.29%	1.09%	(0.50)%	0.59%
LVIP Total Bond Fund (Standard Class) (1)	0.25%	0.00%	0.55%	0.19%	0.99%	(0.50)%	0.49%
LVIP Vanguard Domestic Equity ETF Fund (Standard Class) (1)	0.25%	0.00%	0.55%	0.14%	0.94%	(0.50)%	0.44%
LVIP Vanguard International Equity ETF Fund (Standard Class) (1)	0.25%	0.25%	0.55%	0.26%	1.31%	(0.50)%	0.81%

(1) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund’s Standard Class to the extent that the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses) exceed 0.30% of average daily net assets of the fund.  The agreement will continue at least through April 30, 2012. Other Expenses are based on estimated amounts for the current fiscal year.